Other Financial Assets	12 Months Ended
Dec. 31, 2023
Other Financial Assets [Abstract]
Other Financial Assets
13.	Other Financial Assets

(1)	Other financial assets as of December 31, 2022 and 2023 are as follows:

			2022		2023
			Current	Non-current	Current	Non-current
			In millions of won
Loans	￦		132,890	968,468	139,178	966,421
Less: Allowance for doubtful accounts			(13)	(54,824)	(10)	(80,783)
Less: Present value discount			(816)	(32,334)	(1,007)	(35,468)

			132,061	881,310	138,161	850,170

Long-term / short-term financial instruments			666,758	686,322	578,578	833,737

		￦	798,819	1,567,632	716,739	1,683,907

(2)	Loans as of December 31, 2022 and 2023 are as follows:

		2022
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	30,261	—	(816)	29,445
Loans for housing		29,630	—	—	29,630
Other loans		72,999	(13)	—	72,986

		132,890	(13)	(816)	132,061

Long-term loans
Loans for tuition		436,131	(37,783)	(32,334)	366,014
Loans for housing		309,446	—	—	309,446
Loans for related parties		187,728	(17,041)	—	170,687
Other loans		35,163	—	—	35,163

		968,468	(54,824)	(32,334)	881,310

	￦	1,101,358	(54,837)	(33,150)	1,013,371

		2023
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	30,497	—	(1,007)	29,490
Loans for housing		35,560	—	—	35,560
Other loans		73,121	(10)	—	73,111

		139,178	(10)	(1,007)	138,161

Long-term loans
Loans for tuition		419,684	(24,745)	(35,468)	359,471
Loans for housing		301,840	—	—	301,840
Loans for related parties		222,014	(43,640)	—	178,374
Other loans		22,883	(12,398)	—	10,485

		966,421	(80,783)	(35,468)	850,170

	￦	1,105,599	(80,793)	(36,475)	988,331

(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Beginning balance	￦	20,267	52,677	54,837
Bad debt expense		30,942	2,180	16,394
Other		1,468	(20)	9,562

Ending balance	￦	52,677	54,837	80,793

(4)	Long-term and short-term financial instruments as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	428,813	130,570	363,286	145,336
CD		30,000	—	—	—
Others		207,945	555,752	215,292	688,401

	￦	666,758	686,322	578,578	833,737